Commitments	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Commitments
Note 16. Commitments

As of June 30, 2020	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
Lease agreement	115,283	7,215	22,688	21,235	64,145
License agreements	16,465	1,283	2,534	2,534	10,114
Manufacturing agreements	3,914	3,914	—	—	—
Clinical & R&D agreements	1,446	908	538	—	—
Construction agreements	22,295	22,295	—
Other agreements	34,301	28,462	5,839	—	—

Total contractual obligations	193,703	64,077	31,598	23,769	74,259

Obligations under the terms of lease agreements
We have entered into various lease agreements including facility leases agreements for our sites in Paris, France, and in the United States in New York City (New York), Raleigh (North Carolina) and Roseville (Minnesota) for a defined term, as well as finance leases and sales and leaseback for equipment. We also have entered into a significant equipment leasing agreement at our Raleigh manufacturing facility over the period.
Obligations under the terms of license agreements
We have entered into various license agreements with third parties that subject us to certain fixed license fees, as well as fees based on future events, such as research and sales milestones.

We also have collaboration agreements whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they are not included in the table above.
Obligations under the terms of manufacturing agreements
We have manufacturing agreements whereby we are obligated to pay for services rendered in the next 12 months regarding our products UCART123, UCARTCS1 and UCART22.
Obligations under the terms of Clinical & Research agreements
We have entered into clinical and research agreements where we are obligated to pay for services to be provided regarding our research collaboration agreements, clinical trials and translational research projects.
Obligations under the terms of Construction agreements
We have entered into a construction agreement regarding our manufacturing facility based in Raleigh, North Carolina, where we committed to pay for construction work.
Obligations under the terms of other agreements
Calyxt has entered into seed and grain production agreements (Forward Purchase Contracts) with seed producers and growers. The seed contracts often require Calyxt to pay prices for the seed produced commodity futures market prices plus a premium. The grower contracts are also linked to a commodity futures market pricesp plus a premium. The grower has the option to fix their price with Calyxt throughout the term of the agreement. The grower contracts allow for delivery of grain to Calyxt at harvest if so specified when the agreement is executed, otherwise delivery occurs on a date that Calyxt elects through August 31 of the following year. In all periods presented, we considered Forward Purchase Contracts as normal purchases and not derivatives. Any mark-to-market
gains or losses associated with those contracts were reflected in inventory upon our purchase of the underlying grain.